MUNICIPAL INCOME TRUST          Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS February 28, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Trust (TFA) for the period ended February 28, 1998.

Over the past six months the securities markets were impacted by the Asian financial crisis and its effect on the U.S. economy. International currency turmoil strengthened the value of the U.S. dollar and created a "flight to quality" demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries with yields declining to a range last seen 20 years ago. Domestic employment conditions strengthened as unemployment declined to its lowest level since 1973. The bond market rally was also aided by prospects of a federal budget surplus, the first in more than two decades. Inflation remained subdued despite the economy's strength.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal index yields declined from 5.50 percent in August 1997 to 5.20 percent at the end of February 1998. As usually

                            BOND YIELDS 1994-1998

                       30-Year Insured       30-Year U.S.
                       Municipal Yields     Treasury Yields
                       ----------------     ---------------
Dec '93                      5.4%                6.34%
                             5.4                 6.24
                             5.8                 6.66
                             6.4                 7.09
                             6.35                7.32
                             6.25                7.43
Jun '94                      6.5                 7.61
                             6.25                7.39
                             6.3                 7.45
                             6.55                7.81
                             6.75                7.96
                             7                   8
Dec '94                      6.75                7.88
                             6.4                 7.7
                             6.15                7.44
                             6.15                7.43
                             6.2                 7.34
                             5.8                 6.66
Jun '95                      6.1                 6.62
                             6.1                 6.86
                             6                   6.66
                             5.95                6.48
                             5.75                6.33
                             5.5                 6.14
Dec '95                      5.35                5.94
                             5.4                 6.03
                             5.8                 6.46
                             5.85                6.66
                             5.95                6.89
                             6.05                6.99
Jun '96                      5.9                 6.89
                             5.85                6.97
                             5.9                 7.11
                             5.7                 6.93
                             5.65                6.64
                             5.5                 6.35
Dec '96                      5.6                 6.63
                             5.7                 6.79
                             5.65                6.8
                             5.9                 7.1
                             5.75                6.94
                             5.65                6.91
Jun '97                      5.6                 6.78
                             5.3                 6.3
                             5.5                 6.61
                             5.4                 6.4
                             5.35                6.15
                             5.3                 6.05
Dec '97                      5.15                5.92
Jan '98                      5.15                5.8
Feb. '98                     5.2                 5.92


                     Insured Municipal
                     Revenue Yields as
                      a Percentage of
                    U.S. Treasury Yields
                    --------------------

Dec '93                     85.17%
                            86.54
                            87.09
                            90.27
                            86.75
                            84.12
Jun '94                     85.41
                            84.57
                            84.56
                            83.87
                            84.80
                            87.50
Dec '94                     85.66
                            83.12
                            82.66
                            82.77
                            84.47
                            87.09
Jun '95                     92.15
                            88.92
                            90.08
                            91.82
                            90.84
                            89.56
Dec '95                     90.07
                            89.55
                            86.69
                            87.84
                            86.36
                            86.55
Jun '96                     85.63
                            83.93
                            82.98
                            82.25
                            85.09
                            86.61
Dec '96                     84.46
                            83.95
                            83.08
                            83.10
                            82.85
                            81.77
Jun '97                     82.60
                            84.00
                            83.00
                            84.40
                            86.90
                            87.60
Dec '97                     86.90
Jan '98                     88.80
Feb '98                     87.80

Source: Municipal Market Data

MUNICIPAL INCOME TRUST
happens when yields change rapidly, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from an historically rich 83 percent in August to a more attractive 88 percent in February. A rising yield ratio means that municipals have underperformed Treasuries and have become relatively more attractive.

Total municipal volume increased 20 percent to $220 billion in 1997. Half of the underwritings were enhanced by bond insurance. Much of this growth came from refunding issues sold in the second half of the year as interest rates declined. Overall, refundings represented one quarter of total new volume. So far in 1998, the pace of refunding activity has increased and total volume has exceeded last year's level.

PERFORMANCE

The Fund's net asset value (NAV) increased from $9.99 per share to $10.13 over the past six months. Based on this NAV change plus reinvestment of tax-free dividends and capital gain distributions totaling $0.36 per share, the Fund's total NAV return was 5.44 percent. The Fund's market price on the New York Stock Exchange increased slightly from $9.50 to $9.5625 per share. Based on this market price change and reinvestment of dividends and capital gains, the Fund's total market return was 4.57 percent. On February 28, 1998, the TFA's market price was trading at a modest discount of 5.60 percent to its NAV.

Monthly dividends for the first quarter of 1998 were declared in December. Undistributed net investment income totaled $0.095 per share on February 28, 1998 versus $0.115 per share six months earlier.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended February 28, 1998, the Fund purchased and retired 267,600 shares of common stock at a weighted average market discount of 6.20 percent.

PORTFOLIO STRUCTURE

Since last August, the Fund has extended maturity and improved call protection. At the end of February the portfolio's average maturity was 22 years. The distribution of bond call dates (illustrated in the accompanying chart) produced average call protection of 9 years. The Fund's net assets of $303 million were diversified among 13 long-term sectors and 63 credits. Credit quality continued to be upgraded with 83 percent of long-term holdings rated triple or double "A."

MUNICIPAL INCOME TRUST

LARGEST SECTORS as of February 28, 1998
(% of Net Assets)

Mortgage                              16%
Water & Sewer                         14
Transportation                        13
General Obligation                    11
Hospital                              11
Electric                               9
Education                              8
IDR/PCR*                               6
All Others                            12

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.


CREDIT RATINGS as of February 28, 1998
(% of Total Long-Term Portfolio)

Aaa or AAA                            57%
Aa or AA                              26
A or A                                 8
Baa or BBB                             6
N/R                                    3

As rated by Moody's Investor Service, Inc.
or Standard & Poor's Corp.

Portfolio structure is subject to change.


CALL STRUCTURE as of February 28, 1998
(% of Total Long-Term Portfolio)

Years Bonds Callable            Percent Callable
1998                                   2%
1999                                   2
2000                                   3
2001                                   1
2002                                   3
2003                                   6
2004                                   9
2005                                  18
2006                                  15
2007                                  22
2008+                                 19

WEIGHTED AVERAGE CALL PROTECTION: 9 YEARS

Portfolio structure is subject to change.

MUNICIPAL INCOME TRUST

LOOKING AHEAD

The economic fundamentals are in place for another year of solid, albeit less spectacular, domestic growth in 1998. Events in the Far East have strengthened the U.S. dollar and led to lower interest rates. The Asian financial crisis seems likely to moderate U.S. economic growth and inflationary pressures. Under these conditions the outlook for municipal bonds remains favorable.

We appreciate your continued support of Municipal Income Trust and look forward to serving your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME TRUST

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 18, 1997, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Edwin J. Garn
For.........................................................  22,793,588
Withheld....................................................     726,425

John R. Haire
For.........................................................  22,768,020
Withheld....................................................     751,993

Michael E. Nugent
For.........................................................  22,801,905
Withheld....................................................     718,108

Philip J. Purcell
For.........................................................  22,815,638
Withheld....................................................     704,375

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, Dr. Manuel H. Johnson and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  22,280,187
Against.....................................................     341,307
Abstain.....................................................     898,519

(3) SHAREHOLDER PROPOSAL TO AMEND THE FUND'S DECLARATION OF TRUST TO REQUIRE EACH TRUSTEE, WITHIN 30 DAYS OF ELECTION, TO BECOME A SHAREHOLDER OF THE
    FUND:

For.........................................................   5,045,786
Against.....................................................  11,225,787
Abstain.....................................................   1,441,162

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.0%)
            General Obligation (11.3%)
$  5,000    Moulton-Niguel Water District, California, Refg 1993
             (MBIA).....................................................   5.00%   09/01/19    $ 4,890,400
   2,000    Chicago, Illinois, Refg Ser 1995 B (FGIC)...................   5.125   01/01/25      1,961,260
   5,000    Washington Suburban Sanitary District, Maryland, Gen Constr
             Refg 1994..................................................   5.00    06/01/10      5,108,250
   5,000    Massachusetts, 1994 Ser A**.................................   5.00    01/01/11      5,057,900
   4,000    New York City, New York, 1995 Ser D (MBIA)..................   6.20    02/01/07      4,498,400
   5,000    New York State, Refg Ser 1995 B.............................   5.625   08/15/09      5,366,150
   7,000    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/11      7,445,970
--------                                                                                       -----------
  33,000                                                                                        34,328,330
--------                                                                                       -----------

            Educational Facilities (7.7%)
   5,000    California Public Works Board, University of California 1993
             Refg Ser A.................................................   5.50    06/01/21      5,098,400
   2,000    Massachusetts Health & Educational Facilities Authority,
             Massachusetts Institute of Technology 1998 Ser I...........   5.20    01/01/28      2,077,400
   5,000    New Jersey Economic Development Authority, Educational
             Testing Service Ser 1995 B (MBIA)..........................   6.25    05/15/25      5,544,000
            New York State Dormitory Authority,
   2,500     State University Ser 1995 A................................   6.50    05/15/05      2,816,475
   2,500     State University Ser 1995 A................................   6.50    05/15/06      2,843,750
   5,000     State University Ser 1997..................................   5.125   05/15/27      4,884,850
--------                                                                                       -----------
  22,000                                                                                        23,264,875
--------                                                                                       -----------

            Electric Revenue (9.1%)
  15,000    Southern California Public Power Authority, Mead-Adelanto
             1994 Ser A (AMBAC).........................................   5.15    07/01/15     15,415,800
  10,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
             FSA)**.....................................................   5.00    07/01/21      9,717,600
   2,500    Washington Public Power Supply System, Project #1 Refg Ser
             1998 A.....................................................   5.125   07/01/17      2,453,200
--------                                                                                       -----------
  27,500                                                                                        27,586,600
--------                                                                                       -----------

            Hospital Revenue (10.7%)
   3,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)...............................................   5.875   08/15/15      3,197,160
   3,000    Chatham County Hospital Authority, Georgia, Memorial Medical
             Center Inc Ser 1996 A (AMBAC)..............................   5.25    01/01/16      3,026,970
   1,000    Illinois Health Facilities Authority, Mercy Center for
             Health Care Services Ser 1992..............................   6.65    10/01/22      1,074,750
     950    Kentucky Development Finance Authority, Ashland
             Hospital/King's Daughters Refg & Impr Ser 1987.............   9.75    08/01/11        990,365
   4,000    Michigan Hospital Finance Authority, Detroit Medical Center
             Ser 1997 A (AMBAC).........................................   5.25    08/15/27      3,988,000
   7,500    North Carolina Medical Care Commission, Presbyterian Health
             Services Corp Refg Ser 1993................................   5.50    10/01/20      7,672,350
   2,500    Delaware County Authority, Pennsylvania, Catholic Health
             East Ser 1998 A (AMBAC)....................................   4.875   11/15/26      2,368,650
   5,000    Pennsylvania Higher Educational Facilities Authority,
             University of Pennsylvania Ser A 1996**....................   5.75    01/01/22      5,251,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  3,000    Washington Health Care Facilities Authority, Virginia Mason
             Medical Center Refg Ser 1997 A (MBIA)......................   5.125%  08/15/17    $ 2,961,750
   1,650    Fayette County, West Virginia, MPC Inc Refg Ser 1990........   9.75    02/01/11      1,792,890
--------                                                                                       -----------
  31,600                                                                                        32,324,085
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (6.4%)
   2,750    Lapeer Economic Development Corporation, Michigan, Dott
             Manufacturing Co Ser 1989 A (AMT)..........................  10.65    11/15/17      2,062,500
   3,150    New York City Industrial Development Agency, Japan Airlines
             Co 1991 (AMT) (FSA)........................................   6.00    11/01/15      3,388,801
   3,000    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA).....   6.15    07/01/26      3,257,220
   5,000    Tulsa Municipal Airport Trust, Oklahoma, American Airlines
             Inc Ser 1988 (AMT).........................................   7.375   12/01/20      5,449,100
   5,000    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14      5,281,250
--------                                                                                       -----------
  18,900                                                                                        19,438,871
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (3.7%)
   5,000    New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
             (AMBAC)....................................................   6.00    11/01/14      5,311,050
     940    Rhode Island Housing & Mortgage Finance Corporation, Rental
             1989 Ser B (AMT)...........................................   7.95    10/01/20        992,311
  30,935    Oak Ridge Industrial Development Board, Tennessee,
             Gardens/Southern Hill/ Woodlands Apts GNMA-Backed Refg Ser
             1988.......................................................   0.00    10/20/19      4,941,557
--------                                                                                       -----------
  36,875                                                                                        11,244,918
--------                                                                                       -----------

            Mortgage Revenue - Single Family (12.5%)
  10,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00    06/01/27     10,474,500
   2,250    Colorado Housing Finance Authority, 1997 Ser B-2 (AMT)......   7.00    05/01/26      2,500,335
  10,000    Hawaii Housing Finance & Development Corporation,
             FNMA-Collateralized 1997 Ser A (AMT).......................   5.75    07/01/30     10,233,500
   2,500    Chicago, Illinois, GNMA-Backed Ser 1997-A (AMT).............   7.25    09/01/28      2,820,400
            Maine Housing Authority,
   4,265     Purchase 1988 Ser D-2 (AMT)................................   8.10    11/15/19      4,434,193
   1,000     Purchase 1988 Ser D-2 (AMT)................................   8.10    11/15/22      1,039,080
   1,935    Missouri Housing Development Commission, GNMA-Backed 1997
             Ser A-2 (AMT)..............................................   7.30    03/01/28      2,185,118
   2,835    North Dakota Housing Finance Agency, 1990 Ser B (AMT).......   7.75    07/01/24      3,022,082
   1,145    Ohio Housing Finance Agency, GNMA-Backed 1990 Ser C (AMT)...   7.85    09/01/21      1,215,635
--------                                                                                       -----------
  35,930                                                                                        37,924,843
--------                                                                                       -----------

            Public Facilities Revenue (1.3%)
   3,495    Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC).......   6.25    12/15/20      4,005,445
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (1.9%)
$  5,000    Greater Detroit Resource Recovery Authority, Michigan, 1986
--------     Ser A (AMBAC)..............................................   6.25%   12/13/08    $ 5,736,650
                                                                                               -----------

            Retirement & Lifecare Facilities Revenue (0.6%)
   1,970    Charleston County, South Carolina, Sandpiper Village Inc
--------     Refg Ser 1988..............................................   8.00    11/01/13      1,813,484
                                                                                               -----------

            Transportation Facilities Revenue (13.0%)
  15,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/14      6,583,650
   5,000    Dade County, Florida, Seaport Refg Ser 1996 (MBIA)..........   5.125   10/01/26      4,936,900
     815    Southwestern Development Authority, Illinois, Tri-City
             Regional Port District Ser 1989 A (AMT) (a)................   7.90    07/01/14        872,376
   7,000    Massachusetts Turnpike Authority, Metropolitan Highway 1997
             Ser A (MBIA)...............................................   5.00    01/01/37      6,744,360
   3,000    Delaware River Port Authority, New Jersey & Pennsylvania,
             Ser 1995 (FGIC)+...........................................   5.50    01/01/26      3,096,450
   5,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      5,434,400
   5,000    Dallas-Fort Worth International Airport, Texas, Refg Ser
             1995 (FGIC)................................................   5.625   11/01/15      5,229,250
   6,000    Virginia Transportation Board, US Route 28 Ser 1992.........   6.50    04/01/18      6,567,480
--------                                                                                       -----------
  46,815                                                                                        39,464,866
--------                                                                                       -----------

            Water & Sewer Revenue (13.6%)
   5,000    Birmingham Water Works & Sewer Board, Alabama, Ser 1994.....   5.50    01/01/20      5,111,400
  10,000    Jefferson County, Alabama, Sewer Ser 1997 (FGIC)............   5.75    02/01/22     10,591,300
   5,000    Phoenix Civic Improvement Corporation, Arizona, Jr Lien
             Water Ser 1994.............................................   5.45    07/01/19      5,107,150
   2,000    Chicago, Illinois, Wastewater Ser 1994 (MBIA)...............   6.375   01/01/24      2,228,440
   3,000    Massachusetts Water Resources Authority, 1993 Ser C.........   5.25    12/01/20      2,980,050
     570    New York City Municipal Water Finance Authority, New York,
             1991 Ser A (Secondary FGIC)................................   6.75    06/15/16        617,447
   3,000    Cleveland, Ohio, Waterworks Impr & Refg Ser H 1996 (MBIA)...   5.75    01/01/21      3,182,610
   8,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
             (FGIC) (WI)................................................   0.00    09/01/26      1,815,520
  10,000    Upper Occoquan Sewerage Authority, Virginia, Ser 1995 A
             (MBIA).....................................................   5.00    07/01/25      9,709,200
--------                                                                                       -----------
  46,570                                                                                        41,343,117
--------                                                                                       -----------

            Other Revenue (3.1%)
   4,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1997 Ser B (a).............................................   5.75    09/01/27      4,087,840
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Impr #9A Ser 1996 A........................   6.80    08/01/06      2,139,840
   3,000    New York Local Government Assistance Corporation, Ser 1995
             A..........................................................   6.00    04/01/24      3,249,450
--------                                                                                       -----------
   9,000                                                                                         9,477,130
--------                                                                                       -----------

            Refunded (2.1%)
   5,000    Southern California Public Power Authority, Palo Verde Ser A
             (AMBAC) (ETM)..............................................   5.00    07/01/15      4,942,000
   1,260    Illinois Health Facilities Authority, Glen Oaks Medical
             Center Inc Refg 1990 Ser D (ETM)...........................   9.50    11/15/15      1,468,643
--------                                                                                       -----------
   6,260                                                                                         6,410,643
--------                                                                                       -----------
 324,915    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $277,312,645).................   294,363,857
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.4%)
$  2,400    Louisiana Public Facilities Authority, Kenner Hotel Ser 1985
             (Demand 03/02/98)..........................................   3.65*%  12/01/15    $ 2,400,000
   1,700    Salt Lake County, Utah, Service Station Holdings British
--------     Petroleum Co Ser 1994 B (Demand 03/02/98)..................   3.65*   08/01/07      1,700,000
                                                                                              ------------
   4,100    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------     (Identified Cost $4,100,000)...................................................     4,100,000
                                                                                              ------------

$329,015    TOTAL INVESTMENTS (Identified Cost $281,412,645) (c)...................    98.4%   298,463,857
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   1.6      4,940,187
                                                                                      -----   ------------

            NET ASSETS..............................................................  100.0%  $303,404,044
                                                                                      =====   ============

---------------------

AMT Alternative Minimum Tax.
ETM Escrowed to maturity.
WI  Security purchased on a "when issued" basis.
 +  Joint exemption in New Jersey and Pennsylvania.
 *  Current coupon of variable rate demand obligation.
** Some or all of these securities are segregated in connection with the purchase of "when issued" securities.
(a) Resale is restricted to qualified institutional investors.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $17,972,038 and the aggregate gross unrealized depreciation is $920,826, resulting in net unrealized appreciation of $17,051,212.

Bond Insurance:
---------------
AMBAC       AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               February 28, 1998

Alabama...                                                         6.2%
Alaska...                                                          3.5
Arizona...                                                         1.7
California...                                                     10.0
Colorado...                                                        3.0
Connecticut...                                                     1.3
Florida...                                                         2.3
Georgia...                                                         1.0
Hawaii...                                                          3.4
Illinois...                                                        4.8
Kentucky...                                                        0.3
Louisiana...                                                       0.8
Maine...                                                           1.8%
Maryland...                                                        1.7
Massachusetts...                                                   5.6
Michigan...                                                        3.9
Missouri...                                                        0.7
New Jersey...                                                      4.6
New York...                                                       10.2
North Carolina...                                                  2.5
North Dakota...                                                    1.0
Ohio...                                                            1.4
Oklahoma...                                                        1.8
Pennsylvania...                                                    4.1
South Carolina...                                                  0.6%
Rhode Island...                                                    0.3
Tennessee...                                                       4.1
Texas...                                                           5.3
Utah...                                                            3.8
Virginia...                                                        6.3
Washington...                                                      0.8
West Virginia...                                                   0.6
Joint Exemption*...                                               (1.0)
                                                                  ----
Total...                                                          98.4%
                                                                  ====

---------------------
* Joint exemption has been included in each geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $281,412,645)............................. $298,463,857
Cash........................................................           89
Receivable for:
    Interest................................................    3,978,868
    Investments sold........................................    3,021,903
Prepaid expenses and other assets...........................       15,710
                                                             ------------

    TOTAL ASSETS............................................  305,480,427
                                                             ------------

LIABILITIES:
Payable for:
    Investments purchased...................................    1,826,880
    Shares of beneficial interest repurchased...............       38,370
    Investment advisory fee.................................       80,567
    Administration fee......................................       46,348
Accrued expenses and other payables.........................       84,218
                                                             ------------

    TOTAL LIABILITIES.......................................    2,076,383
                                                             ------------

    NET ASSETS.............................................. $303,404,044
                                                             ============

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................. $282,586,046
Net unrealized appreciation.................................   17,051,212
Accumulated undistributed net investment income.............    2,850,307
Accumulated undistributed net realized gain.................      916,479
                                                             ------------

    NET ASSETS.............................................. $303,404,044
                                                             ============

NET ASSET VALUE PER SHARE,
 29,946,650 shares outstanding
 (unlimited shares authorized of $.01 par value)............       $10.13
                                                             ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 8,504,651
                                                              -----------

EXPENSES
Investment advisory fee.....................................      500,930
Administration fee..........................................      288,127
Transfer agent fees and expenses............................       53,384
Professional fees...........................................       31,580
Shareholder reports and notices.............................       21,366
Registration fees...........................................       16,052
Trustees' fees and expenses.................................        8,121
Custodian fees..............................................        6,854
Other.......................................................        7,732
                                                              -----------

    TOTAL EXPENSES..........................................      934,146

Less: expense offset........................................       (6,292)
                                                              -----------

    NET EXPENSES............................................      927,854
                                                              -----------

    NET INVESTMENT INCOME...................................    7,576,797
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    1,164,621
Net change in unrealized appreciation.......................    6,509,435
                                                              -----------

    NET GAIN................................................    7,674,056
                                                              -----------

NET INCREASE................................................  $15,250,853
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                       MONTHS ENDED            ENDED
                                                     FEBRUARY 28, 1998    AUGUST 31, 1997
------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................    $  7,576,797        $ 17,132,652
Net realized gain..................................       1,164,621           2,589,265
Net change in unrealized appreciation..............       6,509,435           5,563,849
                                                       ------------        ------------

    NET INCREASE...................................      15,250,853          25,285,766
                                                       ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income..............................      (8,199,256)        (17,614,906)
Net realized gain..................................      (2,833,807)            (76,631)
                                                       ------------        ------------

    TOTAL..........................................     (11,033,063)        (17,691,537)
                                                       ------------        ------------
Net decrease from transactions in shares of
 beneficial interest...............................      (2,521,984)         (7,720,803)
                                                       ------------        ------------

    NET INCREASE (DECREASE)........................       1,695,806            (126,574)

NET ASSETS:
Beginning of period................................     301,708,238         301,834,812
                                                       ------------        ------------
    END OF PERIOD
    (Including undistributed net investment income
    of $2,850,307 and $3,472,766, respectively)....    $303,404,044        $301,708,238
                                                       ============        ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 16, 1987 and commenced operations on September 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.35% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.25% to the portion of the Fund's weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.20% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.15% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.12% to the portion of the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.10% to the portion of the Fund's weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1998 aggregated $27,988,550 and $37,277,591, respectively.

MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At February 28, 1998, the Fund had transfer agent fees and expenses payable of approximately $4,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 1998, included in Trustee's fees and expenses in the Statement of Operations amounted to $1,798. At February 28, 1998, the Fund had an accrued pension liability of $48,175 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, August 31, 1996....................................  31,053,450   $310,535    $292,518,298
Treasury shares purchased and retired (weighted average
 discount 6.41%)*...........................................    (839,200)    (8,392)     (7,712,411)
                                                              ----------   --------    ------------
Balance, August 31, 1997....................................  30,214,250    302,143     284,805,887
Treasury shares purchased and retired (weighted average
 discount 6.20%)*...........................................    (267,600)    (2,676)     (2,519,308)
                                                              ----------   --------    ------------
Balance, February 28, 1998..................................  29,946,650   $299,467    $282,286,579
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT        RECORD         PAYABLE
      DATE         PER SHARE       DATE            DATE
-----------------  ---------   -------------  --------------
December 30, 1997   $0.045     March 6, 1998  March 20, 1998
 March 24, 1998     $0.045     April 3, 1998  April 17, 1998
 March 24, 1998     $0.045      May 8, 1998    May 22, 1998
 March 24, 1998     $0.045     June 5, 1998   June 19, 1998

MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE SIX                  FOR THE YEAR ENDED AUGUST 31*
                                                           MONTHS ENDED      ----------------------------------------------------
                                                        FEBRUARY 28, 1998*     1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................         $ 9.99        $   9.72   $   9.92   $  10.16   $  10.83   $  10.69
                                                               ------        --------   --------   --------   --------   --------
Net investment income.................................           0.25            0.57       0.60       0.66       0.69       0.72
Net realized and unrealized gain (loss)...............           0.24            0.26      (0.12)      0.04      (0.62)      0.14
                                                               ------        --------   --------   --------   --------   --------
Total from investment operations......................           0.49            0.83       0.48       0.70       0.07       0.86
                                                               ------        --------   --------   --------   --------   --------
Less dividends and distributions from:
   Net investment income..............................          (0.27)          (0.58)     (0.60)     (0.60)     (0.65)     (0.72)
   Net realized gain..................................          (0.09)             --**    (0.09)     (0.34)     (0.09)        --
                                                               ------        --------   --------   --------   --------   --------
Total dividends and distributions.....................          (0.36)          (0.58)     (0.69)     (0.94)     (0.74)     (0.72)
                                                               ------        --------   --------   --------   --------   --------
Anti-dilutive effect of acquiring treasury shares.....           0.01            0.02       0.01         --         --         --
                                                               ------        --------   --------   --------   --------   --------
Net asset value, end of period........................         $10.13        $   9.99   $   9.72   $   9.92   $  10.16   $  10.83
                                                               ======        ========   ========   ========   ========   ========
Market value, end of period...........................         $ 9.56        $   9.50   $   9.25   $   9.00   $   9.25   $  11.25
                                                               ======        ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN+..............................           4.57%(1)        9.23%     10.75%      7.78%    (11.73)%    11.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................           0.62%(2)(3)     0.63%      0.64%(3)   0.65%      0.63%      0.67%
Net investment income.................................           5.03%(2)        5.68%      6.03%      6.70%      6.59%      6.70%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............       $303,404        $301,708   $301,835   $313,768   $331,745   $359,166
Portfolio turnover rate...............................              9%(1)          22%        33%        14%        27%         1%

---------------------

 *    The per share amounts were computed using an average number of shares outstanding during the period.
**    Does not reflect a distribution of $0.0024.
 +    Total investment return is based upon the current market
      value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices
      obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
----------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
----------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey  07311


INDEPENDENT ACCOUNTANTS
----------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036


INVESTMENT ADVISER
----------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MUNICIPAL
INCOME
TRUST


Semiannual Report
February 28, 1998